Segment and Geographic Information (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Revenue and Operating Income (loss)
Revenue and operating income (loss)

	(Millions of Yen)
Year ended March 31, 2011	Digital Entertainment	Health & Fitness	Gaming & Systems	Pachinko & Pachinko Slot Machines	Corporate and Eliminations	Consolidated
Net revenues:
External Customers	¥132,474	¥85,661	¥21,868	¥17,985	—	¥257,988
Intersegment	650	250	—	2	¥(902)	—

Total	133,124	85,911	21,868	17,987	(902)	257,988
Operating expenses	116,099	88,456	15,420	11,788	5,434	237,197

Operating income (loss)	¥17,025	¥(2,545)	¥6,448	¥6,199	¥(6,336)	¥20,791

	(Millions of Yen)
Year ended March 31, 2012	Digital Entertainment	Health & Fitness	Gaming & Systems	Pachinko & Pachinko Slot Machines	Corporate and Eliminations	Consolidated
Net revenues:
External Customers	¥139,710	¥82,429	¥25,212	¥18,407	—	¥265,758
Intersegment	690	126	—	23	¥(839)	—

Total	140,400	82,555	25,212	18,430	(839)	265,758
Operating expenses	107,379	79,726	18,556	14,251	4,896	224,808

Operating income	¥33,021	¥2,829	¥6,656	¥4,179	¥(5,735)	¥40,950

	(Millions of Yen)
Year ended March 31, 2013	Digital Entertainment	Health & Fitness	Gaming & Systems	Pachinko & Pachinko Slot Machines	Corporate and Eliminations	Consolidated
Net revenues:
External Customers	¥115,750	¥79,866	¥24,984	¥5,395	—	¥225,995
Intersegment	616	30	—	3	¥(649)	—

Total	116,366	79,896	24,984	5,398	(649)	225,995
Operating expenses	95,203	76,882	19,378	6,564	6,093	204,120

Operating income (loss)	¥21,163	¥3,014	¥5,606	¥(1,166)	¥(6,742)	¥21,875

Schedule of Segment Assets, Depreciation and Amortization and Capital Expenditures
Segment assets, depreciation and amortization and capital expenditures

	(Millions of Yen)
Year ended March 31, 2011	Digital Entertainment	Health & Fitness	Gaming & Systems	Pachinko & Pachinko Slot Machines	Corporate and Eliminations	Consolidated
Assets	¥144,383	¥100,098	¥16,151	¥25,005	¥28,254	¥313,891
Depreciation and amortization	3,120	5,243	1,013	174	2,838	12,388
Capital expenditures	1,221	2,819	1,705	208	2,312	8,265

	(Millions of Yen)
Year ended March 31, 2012	Digital Entertainment	Health & Fitness	Gaming & Systems	Pachinko & Pachinko Slot Machines	Corporate and Eliminations	Consolidated
Assets	¥162,387	¥98,150	¥18,528	¥20,327	¥28,614	¥328,006
Depreciation and amortization	1,957	4,331	1,349	299	1,862	9,798
Capital expenditures	1,156	1,850	3,222	532	3,930	10,690

	(Millions of Yen)
Year ended March 31, 2013	Digital Entertainment	Health & Fitness	Gaming & Systems	Pachinko & Pachinko Slot Machines	Corporate and Eliminations	Consolidated
Assets	¥161,510	¥96,087	¥21,135	¥19,906	¥24,310	¥322,948
Depreciation and amortization	2,530	4,079	1,736	342	1,826	10,513
Capital expenditures	1,844	2,127	1,548	516	3,364	9,399

Schedule of Geographic Information
Geographic information

	(Millions of Yen)
Year ended March 31, 2011	Japan	United States	Europe	Asia/ Oceania	Total	Eliminations	Consolidated
Net revenues:
External Customers	¥194,431	¥36,870	¥19,525	¥7,162	¥257,988	—	¥257,988
Intercompany	17,368	1,837	1,661	710	21,576	¥(21,576)	—

Total	211,799	38,707	21,186	7,872	279,564	(21,576)	257,988
Operating expenses	201,244	32,144	18,670	6,687	258,745	(21,548)	237,197

Operating income	¥10,555	¥6,563	¥2,516	¥1,185	¥20,819	¥(28)	¥20,791

Property and equipment, net	¥56,742	¥2,460	¥77	¥229	¥59,508	—	¥59,508

	(Millions of Yen)
Year ended March 31, 2012	Japan	United States	Europe	Asia/ Oceania	Total	Eliminations	Consolidated
Net revenues:
External Customers	¥208,641	¥35,955	¥14,561	¥6,601	¥265,758	—	¥265,758
Intercompany	12,557	3,706	512	234	17,009	¥(17,009)	—

Total	221,198	39,661	15,073	6,835	282,767	(17,009)	265,758
Operating expenses	189,256	32,277	14,149	6,234	241,916	(17,108)	224,808

Operating income	¥31,942	¥7,384	¥924	¥601	¥40,851	¥99	¥40,950

Property and equipment, net	¥57,815	¥4,191	¥56	¥189	¥62,251	—	¥62,251

	(Millions of Yen)
Year ended March 31, 2013	Japan	United States	Europe	Asia/ Oceania	Total	Eliminations	Consolidated
Net revenues:
External Customers	¥171,057	¥36,631	¥12,703	¥5,604	¥225,995	—	¥225,995
Intercompany	12,713	3,097	608	607	17,025	¥(17,025)	—

Total	183,770	39,728	13,311	6,211	243,020	(17,025)	225,995
Operating expenses	165,640	35,650	14,057	5,952	221,299	(17,179)	204,120

Operating income	¥18,130	¥4,078	¥(746)	¥259	¥21,721	¥154	¥21,875

Property and equipment, net	¥57,730	¥4,317	¥388	¥216	¥62,651	—	¥62,651